REDEEMABLE CONVERTIBLE PREFERRED STOCK	12 Months Ended
Jun. 30, 2019
Temporary Equity Abstract
REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 7—REDEEMABLE CONVERTIBLE PREFERRED STOCK

At June 30, 2019, redeemable convertible preferred stock consisted of the following (in thousands):

	Shares authorized	Shares issued and outstanding	Liquidation preference	Gross proceeds
Series A	5,400	2,700	$2,106	$2,106
Series B	21,733	10,815	15,790	15,790
Series C	9,197	4,599	8,500	8,500
Series D	12,425	6,200	15,500	15,500
Series E	17,512	8,756	35,200	35,200
Series E-1	1,393	697	2,800	2,800
Series F	9,756	4,878	29,750	29,750
Series F-1	82	41	250	250
Series G	16,892	8,446	82,500	82,500
Series H	11,700	5,303	88,117	88,117

	106,090	52,435	$280,513	$280,513

The significant features of the Company’s redeemable convertible preferred stock are as follows:

Dividend rights—Holders of Series A, Series B, Series C, Series D, Series E, Series E-1, Series F, Series F-1, Series G, and Series H preferred stock are entitled to receive noncumulative dividends, prior and in preference to the payment of any dividends to holders of common stock, of $0.06, $0.12, $0.148, $0.20, $0.3216, $0.3216, $0.4880, $0.4880, $0.7814 and $1.3292 per share, respectively, if and when declared by the Board of Directors. After the payment of such dividends to the holders of preferred stock in any calendar year, any additional dividends declared by the Board of Directors shall be payable to the holders of preferred stock and common stock ratably based on the number of common shares into which the then outstanding shares of preferred stock could be converted. No dividends have been declared as of June 30, 2019.

Liquidation rights—Prior to any payment to holders of common stock, the holders of Series A, Series B, Series C, Series D, Series E, Series E-1, Series F, Series F-1, Series G and Series H preferred stock are entitled to receive, upon liquidation, winding-up, or dissolution of the Company, an amount equal to the original issue price per share, plus all declared and unpaid dividends on such shares of preferred stock. Thereafter, the remaining assets and funds, if any, shall be distributed pro rata among the common stockholders. If the assets or property are not sufficient to allow full payment to the holders of preferred stock as set forth above, the available assets shall be distributed ratably to the holders of preferred stock in proportion to the full preferential amount each holder is otherwise entitled to receive.

Conversion rights—Each share of preferred stock is convertible, at the option of the holder, into one share of common stock, subject to adjustment for events of issuance of stock dividends, a subdivision of preferred stock, a combination of preferred stock, or the conversion of preferred stock. The preferred stock shall automatically be converted into common stock on the earlier of (i) immediately prior to the closing of a Qualified IPO in which the public offering price is at least the original issue price of Series H preferred stock or (ii) the Company’s receipt of the written consent of the holders of the majority of the then outstanding shares of preferred stock (voting together as a single class on an as converted to common stock basis).

If the Series E, F, G and H preferred stock are automatically converted into shares of common stock in conjunction with a sale of the Company (Special Conversion), and upon such conversion, the proceeds payable to a holder of the shares of common stock issued (Special Common Share) are less than the proceeds such holder would have received on account of the Series E, F, G and H preferred stock shares in such sale of the Company had the Special Conversion not taken place, the Company shall issue to each holder of Special Common Shares such additional number of shares of common stock as necessary, when taken together with the proceeds payable in such sale of the Company on account of the Special Common Shares, to entitle each holder to receive aggregate proceeds in the Sale of the Company equal to the proceeds such holder would have received on account of holding the Series E, F, G and H preferred stock if the Special Conversion had not occurred.

Redemption rights—The preferred stock is not redeemable at the option of the holder thereof. Although not mandatorily redeemable or redeemable at any point during which the shares were outstanding, the preferred stock would become redeemable at the option of the holders in the event of certain “liquidation events” that are not solely within the control of the Company (including a merger, the sale of all of the Company’s assets, etc.). Therefore, all shares of preferred stock were presented outside of permanent equity. The Company did not adjust the carrying values of the redeemable convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable at either of the reporting dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

Voting rights—The holders of each share of preferred stock are entitled to the number of votes equal to the number of shares of common stock into which such share is convertible.